BNY Mellon Intermediate Municipal Bond Fund, Inc.
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Collateralized Municipal-Backed Securities — .7%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2, Cl. A	3.63	5/20/2033	1,347,695	1,337,837
Washington Housing Finance Commission, Revenue Bonds (Sustainable Certificates), Ser. 2021-1, Cl. A	3.50	12/20/2035	906,409	862,844
Total Collateralized Municipal-Backed Securities (cost $2,487,303)				2,200,681
Long-Term Municipal Investments — 99.2%
Alabama — 4.8%
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,000,000	1,025,848
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000	3,022,600
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. B	5.00	10/1/2035	1,000,000	1,006,490
Black Belt Energy Gas District, Revenue Bonds (Gas Project) Ser. K	5.00	10/1/2033	1,000,000	1,037,441
Black Belt Energy Gas District, Revenue Bonds, Refunding(a)	4.00	12/1/2031	1,300,000	1,311,659
Southeast Energy A Cooperative District, Revenue Bonds, Ser. B	5.00	9/1/2033	3,425,000	3,479,565
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. E	5.00	10/1/2030	3,000,000	3,177,839
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000	2,080,046
				16,141,488
Arizona — 1.2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	11/1/2037	1,375,000	1,451,678
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp. Project)(a)	4.00	6/1/2029	1,000,000	1,005,139
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000	1,569,429
				4,026,246
California — 6.0%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. D(a)	5.00	7/1/2034	3,250,000	3,285,860
California Housing Finance Agency, Revenue Bonds	3.50	11/20/2035	1,371,016	1,306,160
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.00	7/1/2035	4,000,000	4,146,763
California Municipal Finance Authority, Revenue Bonds, Ser. A1	4.05	7/20/2041	1,095,262	1,037,634
California Municipal Finance Authority, Revenue Bonds, Refunding (California Baptist University) Ser. A(b)	5.00	11/1/2035	1,000,000	1,039,383
California Statewide Communities Development Authority, Revenue Bonds (Odd Fellows Home Of California Project)(b)	5.00	9/2/2040	265,000	264,531
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	1,750,000	1,915,374
Los Angeles Department of Water & Power, Revenue Bonds, Refunding, Ser. E	5.00	7/1/2033	1,975,000	2,172,173
San Bernardino Unified School District, COP (Insured; Assured Guaranty Corp.)	5.00	10/1/2040	2,800,000	3,030,649
San Francisco City & County Airport Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2039	1,960,000	2,065,080
				20,263,607
Colorado — 1.6%
Colorado Health Facilities Authority, Revenue Bonds, Refunding(a),(c)	5.00	11/19/2026	230,000	231,150
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2044	1,500,000	1,514,833
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, GO, Ser. A(b)	5.00	4/1/2035	2,110,000	2,236,044
Weld County School District No. RE-4, GO (Insured; State Aid Withholding) Ser. 4	5.00	12/1/2041	1,450,000	1,520,532
				5,502,559

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Connecticut — 2.6%
Aquarion Water Authority, Revenue Bonds, Ser. A	5.25	8/1/2044	1,500,000	1,611,126
Connecticut, GO (Sustainable Bond) Ser. F	5.00	11/15/2038	2,000,000	2,132,440
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home, Inc.) Ser. B	5.00	12/1/2032	1,000,000	1,020,843
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Hartford Healthcare Energy Projects) Ser. A	5.00	8/1/2044	1,000,000	1,043,431
Connecticut State Health & Educational Facilities Authority, Revenue Bonds (Hartford Healthcare Energy Projects) Ser. A	5.00	8/1/2045	900,000	935,135
Stamford Housing Authority, Revenue Bonds (Mozaic Concierge Living) Ser. D	4.25	10/1/2030	2,000,000	2,014,458
				8,757,433
Delaware — .4%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2043	1,260,000	1,276,707
District of Columbia — .6%
District of Columbia, Revenue Bonds, Ser. A	5.00	7/1/2041	2,000,000	2,097,850
Florida — 3.3%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000	2,020,441
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	5.00	6/15/2035	2,000,000	2,039,667
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing At Nocatee Project) Ser. A(b)	5.50	11/15/2035	1,000,000	1,041,353
JEA Electric System, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2044	1,000,000	1,047,983
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000	1,780,684
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000	2,520,178
Village Community Development District No. 15, Special Assessment Bonds(b)	4.00	5/1/2034	745,000	743,654
				11,193,960
Georgia — 3.3%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. B2	5.25	7/1/2038	1,600,000	1,736,086
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2044	1,250,000	1,326,959
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2036	2,000,000	2,168,633
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2039	1,000,000	1,059,788
Main Street Natural Gas, Inc., Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000	2,640,842
Main Street Natural Gas, Inc., Revenue Bonds, Ser. C(a)	5.00	9/1/2030	2,000,000	2,093,388
				11,025,696
Hawaii — .5%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,549,688
Illinois — 8.0%
Chicago, GO (Chicago Recovery Plan) Ser. A	5.00	1/1/2044	1,000,000	951,449
Chicago, GO, Refunding, Ser. A	4.00	1/1/2035	3,000,000	2,850,101
Chicago Board of Education, GO, Ser. A	5.50	12/1/2038	1,500,000	1,528,606
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	12/1/2030	2,500,000	2,586,683
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	2,000,000	2,103,027
Chicago Midway International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2034	1,900,000	2,051,886
Chicago Park District, GO, Refunding (Personal Property Replacement) Ser. E	4.00	1/1/2034	1,115,000	1,118,663
Chicago Wastewater Transmission, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	1/1/2041	1,350,000	1,413,618
Chicago Waterworks, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2039	1,500,000	1,579,204
Cook County, Revenue Bonds, Refunding	5.00	11/15/2041	1,250,000	1,295,286

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Illinois — 8.0% (continued)
Illinois, GO, Ser. B	5.25	5/1/2038	1,250,000	1,319,258
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	2,694,446
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	1,500,000	1,620,330
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	2,863,901
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,044,779
				27,021,237
Indiana — 2.7%
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2036	1,250,000	1,260,096
Indiana Finance Authority, Revenue Bonds, Refunding (Franciscan Alliance, Inc. Obligated Group) Ser. A	5.00	11/1/2041	1,750,000	1,834,822
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project) Ser. 1	4.00	10/1/2035	1,500,000	1,518,647
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital & Health Care Services Obligated Group) Ser. A	5.00	1/1/2028	2,440,000	2,445,293
Westfield-Washington Multi-School Building Corp., Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	7/15/2036	2,000,000	2,176,346
				9,235,204
Iowa — .8%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)(a),(c)	4.00	12/1/2032	1,000,000	1,053,713
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000	503,123
PEFA, Inc., Revenue Bonds, Refunding (Gas Project) Ser. A	5.00	4/1/2035	1,000,000	1,046,688
				2,603,524
Kentucky — .3%
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. A1(a)	5.25	2/1/2032	1,000,000	1,046,086
Louisiana — 1.0%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Corp.) Ser. B	4.00	12/1/2032	2,250,000	2,292,569
Parish of St. James, Revenue Bonds (Nustar Logistics LP Project)(a),(b)	6.10	6/1/2030	1,050,000	1,136,668
				3,429,237
Maryland — .4%
Maryland Stadium Authority, Revenue Bonds	5.00	6/1/2036	1,365,000	1,500,513
Massachusetts — 4.1%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	3,550,272
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.25	7/1/2044	3,000,000	3,194,154
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. Q	5.00	12/1/2042	3,000,000	3,161,035
Massachusetts Health & Educational Facilities Authority, Revenue Bonds (Museum of Fine Arts) Ser. A1(d)	3.05	12/1/2037	1,700,000	1,700,000
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. B	5.25	7/1/2042	2,000,000	2,125,070
				13,730,531
Michigan — 5.0%
Detroit Downtown Development Authority, Tax Allocation Bonds, Refunding (Catalyst Development Project)	5.00	7/1/2039	1,500,000	1,586,725
Detroit Regional Convention Facility Authority, Revenue Bonds, Refunding, Ser. C	5.00	10/1/2037	1,250,000	1,330,339
Great Lakes Water Authority, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2036	1,500,000	1,674,707
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.00	2/28/2038	1,550,000	1,641,621

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Michigan — 5.0% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont-Spectrum)	5.00	4/15/2034	1,190,000	1,273,166
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. A	5.00	12/1/2034	2,000,000	2,035,269
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	4,510,267
Oakland University, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2041	850,000	890,721
Oakland University, Revenue Bonds, Refunding, Ser. A	5.00	3/1/2042	1,000,000	1,043,577
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2037	350,000	379,281
Wayne County Airport Authority, Revenue Bonds, Ser. B	5.25	12/1/2038	450,000	485,266
				16,850,939
Minnesota — .3%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.25	6/1/2045	1,000,000	938,648
Nebraska — 1.3%
Omaha Airport Authority, Revenue Bonds (Insured; Assured Guaranty Corp.)	5.00	12/15/2032	1,000,000	1,083,852
Omaha Airport Authority, Revenue Bonds, Ser. A	5.25	12/15/2045	1,110,000	1,164,774
Omaha Public Power District, Revenue Bonds, Ser. A	5.00	2/1/2040	2,000,000	2,091,578
				4,340,204
Nevada — .6%
Clark County School District, GO, Ser. A	5.00	6/15/2039	1,500,000	1,571,680
Reno, Revenue Bonds, Refunding (Reno Transportation Rail Access Project)	5.00	6/1/2035	500,000	516,762
				2,088,442
New Hampshire — 1.5%
New Hampshire Business Finance Authority, Revenue Bonds (Mill Creek Project, Montgomery County)(b)	5.95	12/1/2031	900,000	899,701
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(e)	0.00	12/15/2033	950,000	611,747
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	1,996,179	1,961,495
New Hampshire Business Finance Authority, Revenue Bonds, Ser. A1	4.25	7/20/2041	1,496,564	1,402,908
				4,875,851
New Jersey — 3.9%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,360,000	1,429,135
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	1,400,000	1,480,683
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2039	2,500,000	2,666,071
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.00	6/15/2038	1,000,000	1,067,971
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2038	1,000,000	1,063,894
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,217,039
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,201,791
				13,126,584
New York — 6.0%
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.00	5/1/2040	1,000,000	1,061,655
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A(b)	5.38	12/15/2035	3,000,000	2,975,324
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	1,000,000	1,027,782
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,155,014
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,250,730
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	180,000	176,278
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	11/1/2043	650,000	590,739

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
New York — 6.0% (continued)
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,021,795
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) Ser. A(a)	3.10	5/1/2030	1,000,000	994,173
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Air Terminal)	5.00	12/1/2035	3,850,000	4,067,888
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project)(Insured; Assured Guaranty Corp.)	6.00	6/30/2043	1,250,000	1,365,256
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,000,619
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	4.25	6/30/2042	2,000,000	1,862,717
New York Transportation Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Assured Guaranty Corp.)	5.50	6/30/2043	800,000	829,971
				20,379,941
North Carolina — 1.1%
Charlotte Airport, Revenue Bonds, Refunding (Charlotte Douglas International) Ser. B	5.00	7/1/2038	1,360,000	1,423,424
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes Project) Ser. B3	3.40	10/1/2029	1,000,000	1,001,727
North Carolina Medical Care Commission, Revenue Bonds (The United Methodist Retirement Homes, Inc. Obligated Group) Ser. A	5.00	10/1/2039	500,000	515,550
North Carolina Medical Care Commission, Revenue Bonds, Refunding	5.00	10/1/2035	560,000	598,302
				3,539,003
Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,244,655
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2038	350,000	373,968
Kettering School District, GO, Refunding, Ser. B(f)	5.00	10/1/2038	500,000	524,554
Ohio, Revenue Bonds (Children’s Hospital Medical Center of Akron) Ser. B(a)	5.00	8/15/2032	1,000,000	1,077,517
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	1,716,316
Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds (Sustainable Bond) Ser. A	5.00	12/1/2041	1,500,000	1,593,785
Warren County, Revenue Bonds, Refunding (Otterbein Homes Obligated Group)	5.00	7/1/2035	1,075,000	1,152,671
				9,683,466
Oregon — 2.2%
Oregon, GO (Article XI Q Project) Ser. A	5.00	5/1/2040	1,500,000	1,588,575
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000	2,512,313
Portland Sewer System, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000	3,204,697
				7,305,585
Pennsylvania — 7.7%
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Project)	5.00	6/1/2031	1,500,000	1,551,664
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)(a)	2.45	12/3/2029	1,000,000	943,760
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000	1,027,165
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	5.00	12/31/2033	4,125,000	4,402,766
Pennsylvania Higher Education Assistance Agency, Revenue Bonds, Ser. A	5.00	6/1/2031	1,000,000	1,050,178

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Pennsylvania — 7.7% (continued)
Philadelphia, GO, Ser. A	5.00	8/1/2038	2,320,000	2,526,564
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000	1,013,231
Philadelphia Authority for Industrial Development, Revenue Bonds, (Rebuild Project)	5.00	5/1/2039	2,250,000	2,389,844
Philadelphia Gas Works Co., Revenue Bonds, Refunding, Ser. A	5.00	8/1/2036	1,080,000	1,173,845
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2038	1,500,000	1,607,585
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2045	650,000	679,101
Southeastern Pennsylvania Transportation Authority, Revenue Bonds	5.25	6/1/2039	1,700,000	1,816,300
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	2,684,418
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	1,750,000	1,807,797
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.25	9/1/2036	1,250,000	1,367,525
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F(c)	5.00	9/1/2026	10,000	10,000
				26,051,743
Rhode Island — .2%
Rhode Island Health and Educational Building Corp., Revenue Bonds (Insured; Assured Guaranty Corp.) (PRG - RI Properties LLC) Ser. A	5.00	7/1/2036	500,000	534,608
South Carolina — 2.9%
Medical University Hospital Authority, Revenue Bonds (Nexton Project) (Insured; Federal Housing Administration)	5.25	11/15/2038	1,050,000	1,117,197
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Gray Collegiate Academy Project)(b)	5.00	7/1/2036	1,000,000	981,647
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,051,982
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. B	5.00	12/1/2041	4,500,000	4,707,365
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	991,287
				9,849,478
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Vanderbilt University Medical Center) Ser. A	5.00	7/1/2034	1,000,000	1,089,849
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	830,000	830,000
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,431,223
				3,351,072
Texas — 5.3%
Garland Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. A	5.00	2/15/2042	1,500,000	1,567,115
Houston Airport System, Revenue Bonds (United Airlines, Inc.) Ser. B	5.25	7/15/2033	3,750,000	3,952,046
Houston Hotel Occupancy Tax, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. C	5.00	9/1/2043	750,000	782,426
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, LLC Project)(a),(b)	5.00	6/1/2030	1,000,000	1,026,072
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(a)	4.75	8/1/2036	1,500,000	1,510,122
Montgomery County Toll Road Authority, Revenue Bonds, Refunding	5.00	9/15/2041	1,175,000	1,224,800
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Brazos Presbyterian Homes, Inc. Project)	5.00	1/1/2029	640,000	661,099
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Trinity Terrace Project)	5.00	10/1/2038	1,405,000	1,468,095
Texas Municipal Gas Acquisition & Supply Corp. IV, Revenue Bonds, Ser. B(a)	5.50	1/1/2034	5,465,000	5,830,664
				18,022,439

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
U.S. Related — .3%
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	1,000,000	1,050,724
Utah — 2.4%
Intermountain Power Agency, Revenue Bonds, Ser. A	5.00	7/1/2038	3,000,000	3,177,696
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	5,047,125
				8,224,821
Vermont — .6%
Vermont Student Assistance Corp., Revenue Bonds, Ser. A	5.00	6/15/2035	2,000,000	2,031,990
Virginia — 1.0%
Virginia Commonwealth Transportation Board, Revenue Bonds, Refunding (Trans Capital Project)	4.00	5/15/2035	1,000,000	1,018,460
Virginia Small Business Financing Authority, Revenue Bonds, Refunding	5.00	12/31/2042	1,000,000	1,012,005
Winchester Economic Development Authority, Revenue Bonds, Refunding (Valley Health System Obligated Group) Ser. A	5.00	1/1/2040	1,350,000	1,414,909
				3,445,374
Washington — 5.3%
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	6,959,171
Kitsap County School District No. 100, GO (Insured; School Board Guaranty) Ser. C	5.00	12/1/2041	1,000,000	1,057,070
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2041	1,000,000	1,021,833
Port of Seattle, Revenue Bonds, Refunding (Intermediate Lien) Ser. B	5.25	7/1/2042	2,500,000	2,615,655
Washington, GO, Refunding, Ser. R-2022	4.00	7/1/2036	2,270,000	2,308,892
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,350,372
Washington Housing Finance Commission, Revenue Bonds, Refunding (Emerald Heights Project) Ser. A	5.00	7/1/2038	1,590,000	1,662,608
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,003,172
				17,978,773
West Virginia — .6%
West Virginia Economic Development Authority, Revenue Bonds (Commercial Metals Company Project)(a)	4.63	5/15/2032	1,825,000	1,852,830
Wisconsin — 5.5%
Milwaukee, GO (Insured; Assured Guaranty Corp.) Ser. B4	5.00	4/1/2036	1,515,000	1,625,711
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(e)	0.00	12/15/2042	4,500,000	1,423,354
Public Finance Authority, Revenue Bonds (Wake Forest University Office Building Project)	5.00	7/1/2035	2,000,000	2,185,765
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2038	625,000	656,994
Public Finance Authority, Revenue Bonds, Refunding (Kahala Nui Project)	5.00	11/15/2039	650,000	677,615
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,250,000	1,272,559
Public Finance Authority, Revenue Bonds, Refunding (Triad Educational Services)	5.00	6/15/2035	2,225,000	2,233,099
Sheboygan Area School District, GO	3.00	3/1/2039	1,500,000	1,294,949
Sheboygan Area School District, GO	3.00	3/1/2040	1,660,000	1,400,316
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2037	1,790,000	1,595,074
Sparta Area School District, GO (Insured; Assured Guaranty Corp.)	3.00	3/1/2038	1,800,000	1,571,453

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 99.2% (continued)
Wisconsin — 5.5% (continued)
West Allis West Milwaukee School District, GO, Ser. W	3.00	4/1/2038	1,000,000	890,172
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children’s Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	1,860,237
				18,687,298
Total Long-Term Municipal Investments (cost $340,318,943)				334,611,379
Total Investments (cost $342,806,246)			99.9%	336,812,060
Cash and Receivables (Net)			.1%	461,102
Net Assets			100.0%	337,273,162

COP—Certificate of Participation
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, these securities amounted to $26,259,880 or 7.8% of net assets.

(c)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(d)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of August 31, 2026.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Intermediate Municipal Bond Fund, Inc.
August 31, 2026 (Unaudited)
The following is a summary of the inputs used as of August 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Municipal-Backed Securities	—	2,200,681	—	2,200,681
Municipal Securities	—	334,611,379	—	334,611,379
	—	336,812,060	—	336,812,060

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
At August 31, 2026, accumulated net unrealized depreciation on investments was $5,994,186, consisting of $1,440,831 gross unrealized appreciation and $7,435,017 gross unrealized depreciation.

At August 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.